Credit Risk - Group Level Credit Risk Management, Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Minimum ECL to recognise judgemental adjustments	£ 1
Climate change, period covered for ECL calculations	5 years
Stage 3 | Minimum
Disclosure of credit risk exposure [line items]
ECL under reasonably possible judgements	£ 291
Stage 3 | Maximum
Disclosure of credit risk exposure [line items]
ECL under reasonably possible judgements	63
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(870)	£ (994)
Accumulated impairment | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	£ (870)	£ (994)